Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended				2 Months Ended				3 Months Ended				4 Months Ended				5 Months Ended				6 Months Ended				7 Months Ended				8 Months Ended				9 Months Ended				10 Months Ended				11 Months Ended				12 Months Ended				13 Months Ended				14 Months Ended				15 Months Ended				16 Months Ended				17 Months Ended				18 Months Ended				19 Months Ended				20 Months Ended				21 Months Ended				22 Months Ended				23 Months Ended
	Sep. 05, 2023	Aug. 31, 2023	Aug. 31, 2023	Aug. 28, 2023	Aug. 21, 2023	Aug. 14, 2023	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2023	Aug. 31, 2023	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2023	Sep. 30, 2023	Nov. 30, 2023	Nov. 30, 2023	Nov. 30, 2023	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Nov. 30, 2023	Jan. 31, 2024	Jan. 31, 2024	Jan. 31, 2024	Dec. 31, 2023	Feb. 29, 2024	Feb. 29, 2024	Feb. 29, 2024	Jan. 31, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2024	Feb. 29, 2024	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2024	Mar. 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	Apr. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	May 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Jul. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Aug. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Sep. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Nov. 30, 2024	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Dec. 31, 2024	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Jan. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Feb. 28, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Mar. 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	Apr. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	May 31, 2025	Jun. 30, 2025
Madison Aggregate Bond ETF
Account Value [Line Items]
Accumulated Value		$ 10,085		$ 10,000					$ 9,866			$ 9,736					$ 10,152			$ 10,507				$ 10,485					$ 10,346				$ 10,449			$ 10,199				$ 10,357					$ 10,481				$ 10,670				$ 10,852			$ 10,981			$ 10,718					$ 10,836			$ 10,663				$ 10,713				$ 10,939				$ 10,938					$ 10,988			$ 10,923				$ 11,113
Madison Covered Call ETF
Account Value [Line Items]
Accumulated Value			$ 10,162		$ 10,000		$ 9,843				$ 9,744				$ 10,218				$ 10,492				$ 10,457					$ 10,582			$ 10,801						$ 10,494				$ 10,651			$ 10,682			$ 10,917					$ 11,059					$ 11,214				$ 11,137				$ 11,379				$ 11,067				$ 11,115				$ 10,906				$ 10,558				$ 10,298				$ 10,872				$ 11,332
Madison Dividend Value ETF
Account Value [Line Items]
Accumulated Value						$ 10,000				$ 9,887				$ 9,498				$ 9,127				$ 9,581				$ 10,092				$ 10,028				$ 10,260				$ 10,693				$ 10,146				$ 10,394				$ 10,235				$ 10,785				$ 11,061				$ 11,161				$ 11,245				$ 11,742				$ 10,980				$ 11,396				$ 11,585				$ 11,373				$ 10,956				$ 11,309	$ 11,561
Madison Short-Term Strategic Income ETF
Account Value [Line Items]
Accumulated Value	$ 10,000							$ 9,947					$ 9,917			$ 10,183					$ 10,396				$ 10,431		$ 10,383					$ 10,459			$ 10,395				$ 10,493				$ 10,571					$ 10,694			$ 10,825				$ 10,922					$ 10,835			$ 10,906					$ 10,883				$ 10,945				$ 11,055				$ 11,084			$ 11,155					$ 11,181				$ 11,297
S&P 500 TR
Account Value [Line Items]
Accumulated Value			$ 10,252		$ 10,000	$ 10,000	$ 9,763			$ 10,052	$ 9,558			$ 9,573	$ 10,430			$ 9,372	$ 10,904			$ 10,228	$ 11,087			$ 10,692		$ 11,680		$ 10,872	$ 12,055			$ 11,452			$ 11,563	$ 11,821			$ 12,136	$ 11,338		$ 12,572		$ 11,900	$ 12,725			$ 12,327		$ 13,033		$ 12,477			$ 13,312	$ 12,780			$ 13,191	$ 13,053			$ 13,965	$ 12,934			$ 13,632	$ 13,694			$ 14,012	$ 13,367			$ 13,829	$ 13,740			$ 13,050	$ 13,560			$ 12,962	$ 12,796			$ 13,777	$ 12,709			$ 14,478	$ 13,509	$ 14,196
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000							$ 9,843					$ 9,688			$ 10,126					$ 10,514				$ 10,485		$ 10,337					$ 10,432			$ 10,169				$ 10,341				$ 10,439					$ 10,683			$ 10,837				$ 10,982					$ 10,709			$ 10,823					$ 10,645				$ 10,702				$ 10,937				$ 10,941			$ 10,984					$ 10,906				$ 11,074